REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION
a.Reportable segments:
ASC 280, "Segment Reporting", establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company's chief operating decision maker is its Chief Executive Officer.

	Year ended December 31, 2019
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,265,113	$308,799	$—	$1,573,912

Operating income	$244,599	$124,742	$(130,624)	$238,717

	Year ended December 31, 2018
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,156,142	$288,377	$—	$1,444,519

Operating income	$217,796	$109,464	$(129,644)	$197,616

	Year ended December 31, 2017
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,051,350	$280,802	$—	$1,332,152

Operating income	$175,247	$101,774	$(126,950)	$150,071
(1)Includes the results of companies which were acquired in the years 2019, 2018 and 2017 and are being integrated within the Customer Engagement segment.
The following table presents property and equipment as of December 31, 2019 and 2018, based on operational segments:

	December 31,
	2019	2018
Customer Engagement	$126,538	$130,425
Financial Crime and Compliance	12,437	8,262
Non-allocated	2,672	1,651

	$141,647	$140,338

b.Geographical information:
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2019	2018	2017
Americas, principally the US	$1,234,549	$1,123,866	$1,035,871
EMEA (*)	212,252	202,521	186,268
Israel	3,950	4,402	3,693
Asia Pacific	123,161	113,730	106,320

	$1,573,912	$1,444,519	$1,332,152
The following presents property and equipment as of December 31, 2019 and 2018, based on geographical areas:

	December 31,
	2019	2018
Americas, principally the US	$78,911	$90,333
EMEA (*)	3,886	2,947
Israel	51,011	40,076
Asia Pacific	7,839	6,982

	$141,647	$140,338
(*)Includes Europe, the Middle East (excluding Israel) and Africa.